NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Disposition of Equity Interest
Columbia Gas and Columbia Gulf
On October 4, 2023, TC Energy completed the sale of a 40 per cent non-controlling equity interest in Columbia Gas and Columbia Gulf to Global Infrastructure Partners (GIP) for proceeds of $5.3 billion (US$3.9 billion). The Company continues to have a controlling interest in these companies and will remain the operator of the pipelines. TC Energy and GIP will each fund their proportionate share of annual maintenance, modernization and sanctioned growth capital expenditures through internally generated cash flows, debt financing within the Columbia entities, or from proportionate contributions from TC Energy and GIP.
The sale was accounted for as an equity transaction of which $9.5 billion (US$6.9 billion) was recorded as Non-controlling interests to reflect the 40 per cent change in the Company’s ownership interest in Columbia Gulf and Columbia Gas. The difference between the non-controlling ownership interest recognized and the consideration received was recorded as a reduction to Additional paid-in capital of $3.5 billion (US$3.0 billion), net of tax and transaction costs.
Preceding the close of the equity sale, on August 8, 2023, Columbia Pipelines Operating Company LLC and Columbia Pipelines Holding Company LLC issued US$4.6 billion and US$1.0 billion of long-term, senior unsecured debt, respectively, with all proceeds paid to TC Energy. The net proceeds from the offerings and equity sale were used to repay existing intercompany and third-party debt. Refer to Note 21, Long-term debt, for additional information.
Acquisitions
Texas Wind Farms
On March 15, 2023 and June 14, 2023, TC Energy acquired 100 per cent of the Class B Membership Interests in Fluvanna Wind Farm (Fluvanna) and Blue Cloud Wind Farm (Blue Cloud), respectively. Each of these operating assets has a tax equity investor which owns 100 per cent of the Class A Membership Interests, to which a percentage of earnings, tax attributes and cash flows are allocated. The tax equity investors' interests were recorded as non-controlling interests at their aggregate estimated fair value of $222 million (US$167 million).
TC Energy has determined that the use of the Hypothetical Liquidation at Book Value (HLBV) method of allocating earnings between the Company and the tax equity investors is appropriate as the earnings, tax attributes and cash flows from Fluvanna and Blue Cloud are allocated to its Class A and Class B Membership Interest owners on a basis other than ownership percentages. Using the HLBV method, the Company's earnings from the projects is calculated based on how the projects would allocate and distribute cash if the net assets were sold at their carrying amounts on the reporting date under the provisions of the tax equity agreements.
TC Energy determined it has a controlling financial interest in both projects and has consolidated the acquired entities as voting interest entities. The tax equity investors’ interests were recorded as Non-controlling interests at their estimated fair values of $106 million (US$80 million) for Fluvanna and $116 million (US$87 million) for Blue Cloud. These transactions are accounted for as asset acquisitions and therefore did not result in the recognition of goodwill.
TC PipeLines, LP
On March 3, 2021, the Company acquired all the outstanding common units of TC PipeLines, LP not beneficially owned by TC Energy or its affiliates in exchange for TC Energy common shares. Under this transaction, TC PipeLines, LP common unitholders received 0.70 TC Energy common shares for each issued and outstanding publicly-held TC PipeLines, LP common unit representing, in aggregate, 37,955,093 TC Energy common shares. As a result, TC PipeLines, LP became an indirect,         wholly-owned subsidiary of TC Energy.
As the Company controlled TC PipeLines, LP, this acquisition was accounted for as an equity transaction with the following impact reflected on the Consolidated balance sheet:

(millions of Canadian $)	March 3, 2021

Common shares	2,063
Additional paid-in-capital	(398)
Accumulated other comprehensive income (loss)	353
Non-controlling interests	(1,563)
Deferred income tax liabilities	(443)
Other	(12)
Non-controlling interests
The Company's Net income (loss) attributable to non-controlling interests included in the Consolidated statement of income and Non-controlling interests included on the Consolidated balance sheet were as follows:

(millions of Canadian $)	Non-Controlling Interests Ownership at December 31, 2023		Income (Loss) Attributable to Non-Controlling Interests			Non-Controlling Interests
			year ended December 31			at December 31
			2023	2022	2021	2023	2022

Columbia Gas and Columbia Gulf	40.0%		143	—	—	9,167	—
Portland Natural Gas Transmission System	38.3%		41	37	30	106	126
Texas Wind Farms	100%	1	(38)	—	—	182	—
TC PipeLines, LP	nil	2	—	—	60	—	—
Redeemable non-controlling interest (Note 7)	nil		—	—	1	—	—
			146	37	91	9,455	126
1     Non-controlling interests in the Texas Wind Farms comprises Class A Membership Interests.
2 Prior to the March 3, 2021 acquisition, the non-controlling interest in TC PipeLines, LP was 74.5 per cent.